Annual Total Returns (Bar Chart) - Equity-Income Trust (Equity-Income Trust, Series I, Equity-Income Trust)	12 Months Ended
May 01, 2011
Equity-Income Trust | Series I, Equity-Income Trust
Bar Chart Table:
2001	1.29%
2002	(13.28%)
2003	25.57%
2004	14.81%
2005	3.92%
2006	19.02%
2007	3.35%
2008	(35.96%)
2009	25.72%
2010	15.12%